Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Schedule of commitments

Figures in million - SA rand	2025	2024	2023
Capital expenditure
Authorised	20,326	18,931	26,439
Kloof	5,261	946	1,104
Driefontein	1,558	693	664
Beatrix	1,221	131	144
SGL corporate	327	297	359
Cooke	178	—	—
Burnstone	9	—	199
Kroondal	—	661	581
Platinum Mile	26	28	30
Rustenburg operation	567	2,514	2,280
Marikana	5,433	5,232	3,138
Sandouville nickel refinery	—	11	164
Keliber	1,430	4,404	13,470
Other[1]	4,316	4,014	4,306
Contracted for	9,866	6,983	8,162
Other guarantees[2]	6,287	3,918	3,647
1Includes authorised capital expenditure relating to DRDGOLD of R4,000 million (2024: R3,700 million, 2023: R3,700 million)
2Included in the amount are guarantees related to the Marikana operations of R2.3 billion (2024: R2.3 billion, 2023: R2.2 billion). The Group has an insurance policy over these guarantees which includes a pledge of non-financial and financial assets of Sibanye UK, WPL, EPL, Messina Limited and Messina Platinum Mines Limited (collectively the insured entities) in the event that the insured entities enter liquidation. At 31 December 2025, the insured entities' total assets amounted to R36,085 million which includes property, plant and equipment of R12,704 million, trade receivables of R2,242 million, inventory of R9,323 million and cash and cash equivalents of R2,187 million.
Management does not expect the policy to be triggered due to the financial position and liquidity of the Group